Summary of Stock Options Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	538,825
Remaining contract life in years, Outstanding options	6 years 10 months 28 days
Number outstanding, Weighted average exercise price	$ 70.38
Number exercisable	349,190
Remaining contract life in years, Exercisable options	5 years 8 months 12 days
Number exercisable, Weighted average exercise price	$ 57.08
$16.31-$19.96
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 16.31
Shares authorized under stock option plans, exercise price range, upper range limit	$ 19.96
Number outstanding	41,950
Remaining contract life in years, Outstanding options	4 years 1 month 6 days
Number outstanding, Weighted average exercise price	$ 16.31
Number exercisable	41,950
Remaining contract life in years, Exercisable options	4 years 1 month 6 days
Number exercisable, Weighted average exercise price	$ 16.31
$40.26-$49.60
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 40.26
Shares authorized under stock option plans, exercise price range, upper range limit	$ 49.60
Number outstanding	63,182
Remaining contract life in years, Outstanding options	3 years 7 months 24 days
Number outstanding, Weighted average exercise price	$ 46.14
Number exercisable	63,182
Remaining contract life in years, Exercisable options	3 years 7 months 24 days
Number exercisable, Weighted average exercise price	$ 46.14
$51.67 - $59.01
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 51.67
Shares authorized under stock option plans, exercise price range, upper range limit	$ 59.01
Number outstanding	45,150
Remaining contract life in years, Outstanding options	2 years 7 months 21 days
Number outstanding, Weighted average exercise price	$ 55.27
Number exercisable	45,150
Remaining contract life in years, Exercisable options	2 years 7 months 21 days
Number exercisable, Weighted average exercise price	$ 55.27
$67.00 - $69.18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 67.00
Shares authorized under stock option plans, exercise price range, upper range limit	$ 69.18
Number outstanding	148,326
Remaining contract life in years, Outstanding options	7 years 9 months 15 days
Number outstanding, Weighted average exercise price	$ 68.41
Number exercisable	148,326
Remaining contract life in years, Exercisable options	7 years 9 months 15 days
Number exercisable, Weighted average exercise price	$ 68.41
$72.95 - $94.87
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 72.95
Shares authorized under stock option plans, exercise price range, upper range limit	$ 94.87
Number outstanding	240,217
Remaining contract life in years, Outstanding options	8 years 6 months 4 days
Number outstanding, Weighted average exercise price	$ 90.25
Number exercisable	50,582
Remaining contract life in years, Exercisable options	6 years 1 month 21 days
Number exercisable, Weighted average exercise price	$ 72.95